FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subscription Agreement
Fair value asset
Fair value	$ 2,425,647	$ 0
Initial measurement as of February 9, 2024		2,386,851
Change in valuation inputs or other assumptions	34,841	38,796
Fair value	2,460,488	2,425,647	$ 0
Private Placement Warrants
Fair value liability
Fair value	307,656	307,656	184,594	$ 7,137,930
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability			123,062
Change in valuation inputs or other assumptions	(246,125)				$ (6,953,336)
Fair value	61,531	307,656	307,656	184,594	$ 7,137,930
Non-Redemption Agreement Liability
Fair value liability
Fair value		1,441,653
Initial measurement			1,881,440
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability			(439,787)
Change in valuation inputs or other assumptions		164,626		$ 1,881,440
Transferred to equity		(1,606,279)
Fair value			1,441,653
Conversion Derivative
Fair value liability
Fair value	16,462,690	0
Initial measurement		1,668,731
Change in valuation inputs or other assumptions	(14,320,179)	14,793,959
Fair value	2,142,511	16,462,690	0
Earnout Liability
Fair value liability
Fair value	12,298,000	0
Initial measurement		10,963,000
Change in valuation inputs or other assumptions	340,000	1,335,000
Fair value	12,638,000	12,298,000	0
Merger Financing Liability
Fair value liability
Fair value	3,256,863	0
Change in valuation inputs or other assumptions	$ 839,774	3,256,863
Fair value		$ 3,256,863	$ 0